Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income before income taxes	Income before income taxes

	U.S.	Non-U.S.	Total
2012	$319	$1,616	$1,935
2011	1,791	1,164	2,955
2010	3,769	782	4,551

Provision (benefit) for income taxes
Provision (benefit) for income taxes

	U.S. Federal	Non-U.S.	U.S. State	Total
2012:
Current	$(43)	$156	$(2)	$111
Deferred	—	65	—	65
Total	$(43)	$221	$(2)	$176

2011:
Current	$692	$138	$8	$838
Deferred	(154)	24	11	(119)
Total	$538	$162	$19	$719

2010:
Current	$1,401	$92	$18	$1,511
Deferred	(188)	(2)	2	(188)
Total	$1,213	$90	$20	$1,323

Principal reconciling items from income tax computed at statutory federal rate
Principal reconciling items from income tax computed at the statutory federal rate follow:

	2012	2011	2010
Computed tax at statutory rate	$677	$1,034	$1,593
Non-U.S. effective tax rates	(345)	(245)	(184)
U.S. tax benefit for manufacturing	(158)	(31)	(63)
Impact of changes to uncertain tax positions	(88)	—	—
Non-deductible expenses	42	27	10
U.S. R&D tax credit	—	(58)	(54)
Other	48	(8)	21
Total provision for income taxes	$176	$719	$1,323

Primary components of deferred income tax assets and liabilities
The primary components of deferred income tax assets and liabilities were as follows:

	December 31,
	2012	2011
Deferred income tax assets:
Inventories and related reserves	$734	$913
Deferred loss and tax credit carryforwards	382	400
Stock-based compensation	366	357
Postretirement benefit costs recognized in AOCI	357	431
Accrued expenses	331	322
Other	209	122
	2,379	2,545
Less valuation allowance	(221)	(178)
	2,158	2,367
Deferred income tax liabilities:
Acquisition-related intangibles and fair-value adjustments	(921)	(1,030)
Accrued retirement costs (defined benefit and retiree health care)	(243)	(180)
Property, plant and equipment	(131)	(141)
International earnings	(102)	(92)
Other	(11)	(36)
	(1,408)	(1,479)
Net deferred income tax asset	$750	$888

Deferred tax assets and liabilities
The deferred income tax assets and liabilities based on tax jurisdictions are presented on the Consolidated balance sheets as follows:

	December 31,
	2012	2011
Current deferred income tax assets	$1,044	$1,174
Noncurrent deferred income tax assets	280	321
Current deferred income tax liabilities	(2)	—
Noncurrent deferred income tax liabilities	(572)	(607)
Net deferred income tax asset	$750	$888

Summary of income tax contingencies
The changes in the total amounts of uncertain tax positions are summarized as follows:

	2012	2011	2010
Balance, January 1	$210	$103	$56
Additions based on tax positions related to the current year	12	15	12
Additions from the acquisition of National	—	132	—
Additions for tax positions of prior years	45	3	50
Reductions for tax positions of prior years	(92)	(39)	(12)
Settlements with tax authorities	39	(4)	(3)
Expiration of the statute of limitations for assessing taxes	(30)	—	—
Balance, December 31	$184	$210	$103

Interest income (expense) recognized in the year ended December 31	$32	$1	$(2)

Interest receivable (payable) as of December 31	$8	$(3)	$5